Schedule I - Summary of Investments - Other Than Investments in Related Parties (Details) $ in Thousands	Dec. 31, 2022 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized cost	$ 56,378,635	[1]
Amount at which shown in the balance sheet	51,325,298
Total Fixed Maturity Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized cost	44,866,019	[1]
Fair value	39,804,617
Amount at which shown in the balance sheet	39,804,617
U.S. Government and agencies
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized cost	173,638	[1]
Fair value	169,071
Amount at which shown in the balance sheet	169,071
States, municipalities and territories
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized cost	4,356,251	[1]
Fair value	3,822,982
Amount at which shown in the balance sheet	3,822,982
Foreign corporate securities and foreign governments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized cost	748,770	[1]
Fair value	676,852
Amount at which shown in the balance sheet	676,852
Corporate securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized cost	27,706,440	[1]
Fair value	24,161,921
Amount at which shown in the balance sheet	24,161,921
Residential mortgage backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized cost	1,492,242	[1]
Fair value	1,377,611
Amount at which shown in the balance sheet	1,377,611
Commercial mortgage backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized cost	4,098,755	[1]
Fair value	3,687,478
Amount at which shown in the balance sheet	3,687,478
Other asset backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized cost	6,289,923	[1]
Fair value	5,908,702
Amount at which shown in the balance sheet	5,908,702
Mortgage loans on real estate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized cost	6,949,027	[1]
Fair value	6,502,463
Amount at which shown in the balance sheet	6,949,027
Real estate investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized cost	1,053,569	[1]
Fair value	1,056,063
Amount at which shown in the balance sheet	1,056,063
Derivative instruments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized cost	425,097	[1]
Fair value	431,727
Amount at which shown in the balance sheet	431,727
Limited partnerships and limited liability companies
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized cost	1,266,779	[1]
Amount at which shown in the balance sheet	1,266,779
Other investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized cost	1,818,144	[1]
Amount at which shown in the balance sheet	$ 1,817,085

[1]	On the basis of cost adjusted for repayments and amortization of premiums and accrual of discounts for fixed maturity securities and short-term investments, unpaid principal balance less allowance for credit losses for mortgage loans, original cost reduced by impairments and/or depreciation for real estate investments, amortized cost for derivative instruments and original cost adjusted for equity in earnings and distributions for limited partnerships and limited liability companies.